Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Common stocks: 97.80%
Communication services: 8.24%
Diversified telecommunication services: 1.06%
AT&T Incorporated	56,776	$ 1,345,023
Verizon Communications Incorporated	32,669	1,753,345
		3,098,368
Entertainment: 1.06%
Activision Blizzard Incorporated	10,637	866,916
Netflix Incorporated †	2,530	998,136
Roku Incorporated †	1,514	211,248
The Walt Disney Company †	6,922	1,027,640
		3,103,940
Interactive media & services: 5.39%
Alphabet Incorporated Class A †	2,199	5,939,807
Alphabet Incorporated Class C †	2,340	6,312,899
Meta Platforms Incorporated Class A †	16,401	3,461,103
		15,713,809
Media: 0.73%
Comcast Corporation Class A	24,264	1,134,585
Interpublic Group of Companies Incorporated	11,431	420,661
Omnicom Group Incorporated	6,675	559,966
		2,115,212
Consumer discretionary: 11.03%
Automobiles: 1.79%
General Motors Company †	14,993	700,473
Tesla Motors Incorporated †	5,188	4,515,791
		5,216,264
Diversified consumer services: 0.29%
Service Corporation International	13,726	835,227
Hotels, restaurants & leisure: 1.64%
Boyd Gaming Corporation †	10,126	718,338
Chipotle Mexican Grill Incorporated †	164	249,829
Darden Restaurants Incorporated	8,172	1,186,738
McDonald's Corporation	6,082	1,488,691
Royal Caribbean Cruises Limited †	2,762	222,949
Starbucks Corporation	10,023	920,011
		4,786,556
Household durables: 0.68%
D.R. Horton Incorporated	11,430	976,122
Lennar Corporation Class A	4,092	367,789
PulteGroup Incorporated	12,630	627,206
		1,971,117
Internet & direct marketing retail: 3.08%
Amazon.com Incorporated †	2,929	8,995,721
See accompanying notes to portfolio of investments

Allspring Disciplined Large Cap Portfolio  |  1

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Multiline retail: 0.48%
Target Corporation	6,969	$ 1,392,197
Specialty retail: 2.25%
AutoNation Incorporated †	2,864	328,386
AutoZone Incorporated †	395	736,039
Best Buy Company Incorporated	7,088	684,984
Dick's Sporting Goods Incorporated	4,700	493,500
Lowe's Companies Incorporated	6,569	1,452,143
The Home Depot Incorporated	8,180	2,583,489
The TJX Companies Incorporated	4,498	297,318
		6,575,859
Textiles, apparel & luxury goods: 0.82%
lululemon athletica Incorporated †	2,365	756,658
Nike Incorporated Class B	7,345	1,002,960
Tapestry Incorporated	15,286	625,197
		2,384,815
Consumer staples: 5.83%
Beverages: 0.52%
Monster Beverage Corporation †	5,057	426,811
PepsiCo Incorporated	1,907	312,252
The Coca-Cola Company	12,554	781,361
		1,520,424
Food & staples retailing: 2.01%
Costco Wholesale Corporation	5,383	2,795,123
The Kroger Company	7,416	347,069
Walmart Incorporated	20,127	2,720,365
		5,862,557
Food products: 1.43%
Archer Daniels Midland Company	23,455	1,840,045
Bunge Limited	6,224	650,719
Tyson Foods Incorporated Class A	18,138	1,680,667
		4,171,431
Household products: 1.15%
The Procter & Gamble Company	21,494	3,350,700
Personal products: 0.24%
The Estee Lauder Companies Incorporated Class A	2,339	693,116
Tobacco: 0.48%
Altria Group Incorporated	6,505	333,641
Philip Morris International Incorporated	10,527	1,063,964
		1,397,605
Energy: 3.37%
Oil, gas & consumable fuels: 3.37%
Chevron Corporation	18,512	2,665,728
ConocoPhillips	13,830	1,311,914
Diamondback Energy Incorporated	12,546	1,732,603
See accompanying notes to portfolio of investments

2  |  Allspring Disciplined Large Cap Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Oil, gas & consumable fuels (continued)
EOG Resources Incorporated	10,749	$ 1,235,275
Exxon Mobil Corporation	36,840	2,888,993
		9,834,513
Financials: 11.85%
Banks: 3.98%
Bank of America Corporation	52,090	2,302,378
Bank OZK	15,630	734,923
Citigroup Incorporated	20,144	1,193,129
JPMorgan Chase & Company	26,252	3,722,534
Regions Financial Corporation	62,803	1,519,205
Signature Bank	1,607	554,238
US Bancorp	27,913	1,578,201
		11,604,608
Capital markets: 2.62%
Bank of New York Mellon Corporation	17,624	936,716
Jefferies Financial Group Incorporated	30,989	1,101,349
KKR & Company Incorporated Class A	16,682	1,002,922
Morgan Stanley	5,434	493,081
Northern Trust Corporation	9,086	1,034,895
The Blackstone Group Incorporated Class A	4,697	598,727
The Carlyle Group Incorporated	17,083	800,680
The Goldman Sachs Group Incorporated	4,869	1,661,741
		7,630,111
Consumer finance: 0.74%
Capital One Financial Corporation	10,687	1,637,996
SLM Corporation	15,509	305,527
Synchrony Financial	5,260	225,023
		2,168,546
Diversified financial services: 1.93%
Apollo Global Management Incorporated	17,666	1,152,883
Berkshire Hathaway Incorporated Class B †	13,901	4,468,476
		5,621,359
Insurance: 2.58%
Arch Capital Group Limited †	21,181	997,837
Axis Capital Holdings Limited	11,102	606,391
Everest Reinsurance Group Limited	4,544	1,355,112
Fidelity National Financial Incorporated	20,741	988,101
Lincoln National Corporation	11,989	808,298
Markel Corporation †	235	292,084
MetLife Incorporated	24,812	1,676,051
Old Republic International Corporation	29,720	783,122
		7,506,996
Health care: 13.31%
Biotechnology: 2.19%
AbbVie Incorporated	10,670	1,576,706
Amgen Incorporated	4,660	1,055,397
Exelixis Incorporated †	40,934	840,375
See accompanying notes to portfolio of investments

Allspring Disciplined Large Cap Portfolio  |  3

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Biotechnology (continued)
Horizon Therapeutics plc †	2,574	$ 234,672
Incyte Corporation †	4,198	286,723
Moderna Incorporated †	1,943	298,445
United Therapeutics Corporation †	4,579	761,030
Vertex Pharmaceuticals Incorporated †	5,823	1,339,406
		6,392,754
Health care equipment & supplies: 2.13%
Abbott Laboratories	15,646	1,887,221
Baxter International Incorporated	3,934	334,272
Edwards Lifesciences Corporation †	8,559	961,775
Globus Medical Incorporated Class A †	6,704	471,425
Intuitive Surgical Incorporated †	4,145	1,203,418
Medtronic plc	12,839	1,347,967
		6,206,078
Health care providers & services: 3.49%
AmerisourceBergen Corporation	10,859	1,547,733
Anthem Incorporated	2,443	1,103,870
CVS Health Corporation	18,534	1,921,049
McKesson Corporation	6,775	1,862,854
Molina Healthcare Incorporated †	3,961	1,215,512
UnitedHealth Group Incorporated	5,279	2,512,118
		10,163,136
Health care technology: 0.20%
Veeva Systems Incorporated Class A †	2,567	587,971
Life sciences tools & services: 1.57%
Avantor Incorporated †	7,541	261,597
Danaher Corporation	6,449	1,769,670
Maravai LifeSciences Holdings Class A †	18,473	721,740
Thermo Fisher Scientific Incorporated	3,360	1,827,840
		4,580,847
Pharmaceuticals: 3.73%
Bristol-Myers Squibb Company	29,102	1,998,434
Johnson & Johnson	23,121	3,805,023
Merck & Company Incorporated	20,268	1,552,123
Nektar Therapeutics †	69,811	714,865
Pfizer Incorporated	52,937	2,484,863
Royalty Pharma plc Class A	8,322	326,722
		10,882,030
Industrials: 8.47%
Aerospace & defense: 0.87%
General Dynamics Corporation	2,100	492,345
Lockheed Martin Corporation	4,675	2,028,015
		2,520,360
Air freight & logistics: 1.32%
Expeditors International of Washington Incorporated	9,859	1,019,026
See accompanying notes to portfolio of investments

4  |  Allspring Disciplined Large Cap Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Air freight & logistics (continued)
FedEx Corporation	5,899	$ 1,311,171
United Parcel Service Incorporated Class B	7,182	1,511,236
		3,841,433
Airlines: 0.18%
Delta Air Lines Incorporated †	12,923	515,886
Building products: 1.03%
Builders FirstSource Incorporated †	12,205	908,296
Masco Corporation	18,923	1,060,445
Owens Corning Incorporated	11,223	1,045,871
		3,014,612
Commercial services & supplies: 0.61%
Copart Incorporated †	5,615	689,971
Waste Management Incorporated	7,420	1,071,448
		1,761,419
Construction & engineering: 0.62%
MasTec Incorporated †	8,163	642,918
Quanta Services Incorporated	10,758	1,171,977
		1,814,895
Electrical equipment: 1.00%
Acuity Brands Incorporated	4,579	835,072
AMETEK Incorporated	2,987	387,683
Eaton Corporation plc	7,279	1,123,077
Regal-Beloit Corporation	3,615	579,665
		2,925,497
Industrial conglomerates: 0.10%
Honeywell International Incorporated	1,588	301,323
Machinery: 1.60%
AGCO Corporation	6,656	799,785
Crane Company	3,097	313,045
Cummins Incorporated	5,690	1,161,443
Deere & Company	1,176	423,384
Nordson Corporation	1,189	269,297
Parker-Hannifin Corporation	2,622	777,135
Snap-on Incorporated	3,167	665,640
Stanley Black & Decker Incorporated	1,592	259,018
		4,668,747
Professional services: 0.13%
Manpower Incorporated	3,670	390,048
Road & rail: 0.84%
CSX Corporation	25,591	867,791
Landstar System Incorporated	3,422	528,391
Schneider National Incorporated Class B	40,012	1,045,113
		2,441,295
Trading companies & distributors: 0.17%
W.W. Grainger Incorporated	1,028	490,418
See accompanying notes to portfolio of investments

Allspring Disciplined Large Cap Portfolio  |  5

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Information technology: 27.64%
Communications equipment: 0.93%
Cisco Systems Incorporated	43,075	$ 2,402,293
Lumentum Holdings Incorporated †	2,942	290,846
		2,693,139
Electronic equipment, instruments & components: 0.70%
Keysight Technologies Incorporated †	2,787	438,590
SYNNEX Corporation	6,215	632,873
Vontier Corporation	18,540	450,522
Zebra Technologies Corporation Class A †	1,272	525,768
		2,047,753
IT services: 3.97%
Accenture plc Class A	6,674	2,109,117
Amdocs Limited	15,838	1,246,451
Cognizant Technology Solutions Corporation Class A	10,812	931,238
EPAM Systems Incorporated †	1,358	282,125
MasterCard Incorporated Class A	6,593	2,378,886
PayPal Holdings Incorporated †	6,873	769,295
Snowflake Incorporated Class A †	2,088	554,698
Visa Incorporated Class A	15,330	3,313,120
		11,584,930
Semiconductors & semiconductor equipment: 5.59%
Advanced Micro Devices Incorporated †	3,043	375,324
Applied Materials Incorporated	15,230	2,043,866
Broadcom Incorporated	5,094	2,992,419
Intel Corporation	28,047	1,337,842
KLA Corporation	1,868	650,998
Lam Research Corporation	1,271	713,476
Micron Technology Incorporated	3,636	323,095
NVIDIA Corporation	19,255	4,695,332
Qorvo Incorporated †	4,492	614,416
Qualcomm Incorporated	14,813	2,547,688
		16,294,456
Software: 9.70%
Adobe Incorporated †	3,661	1,712,176
Atlassian Corporation plc Class A †	1,744	533,176
Cadence Design Systems Incorporated †	3,630	549,691
Dolby Laboratories Incorporated Class A	10,986	825,049
Fortinet Incorporated †	2,033	700,409
HubSpot Incorporated †	578	303,450
Intuit Incorporated	2,672	1,267,517
Microsoft Corporation	55,318	16,528,465
Oracle Corporation	20,160	1,531,555
Paycom Software Incorporated †	544	184,530
Salesforce.com Incorporated †	6,455	1,358,971
ServiceNow Incorporated †	878	509,170
Synopsys Incorporated †	2,203	688,195
The Trade Desk Incorporated †	6,235	531,970
VMware Incorporated Class A	7,131	836,609
Zoom Video Communications Incorporated †	1,683	223,166
		28,284,099
See accompanying notes to portfolio of investments

6  |  Allspring Disciplined Large Cap Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Technology hardware, storage & peripherals: 6.75%
Apple Incorporated	110,477	$ 18,241,962
Dell Technologies Incorporated	4,958	252,660
HP Incorporated	34,654	1,190,711
		19,685,333
Materials: 2.35%
Chemicals: 1.30%
Celanese Corporation Series A	3,662	510,043
Dow Incorporated	6,374	375,811
LyondellBasell Industries NV Class A	7,995	777,354
Olin Corporation	8,508	438,247
The Chemours Company	9,446	260,710
Westlake Chemical Corporation	12,987	1,432,596
		3,794,761
Containers & packaging: 0.09%
Packaging Corporation of America	1,834	269,946
Metals & mining: 0.96%
Cleveland-Cliffs Incorporated †	54,437	1,217,211
Freeport-McMoRan Incorporated	11,855	556,592
Reliance Steel & Aluminum Company	5,326	1,016,574
		2,790,377
Real estate: 3.41%
Equity REITs: 3.41%
Alexandria Real Estate Equities Incorporated	4,156	787,146
American Tower Corporation	5,404	1,226,005
AvalonBay Communities Incorporated	3,744	893,281
Essex Property Trust Incorporated	2,295	727,905
Gaming and Leisure Properties Incorporated	15,182	689,415
Invitation Homes Incorporated	18,223	688,829
National Retail Properties Incorporated	5,742	244,667
Prologis Incorporated	9,199	1,341,674
Public Storage Incorporated	2,267	804,830
SBA Communications Corporation	2,499	758,172
Spirit Realty Capital Incorporated REIT	6,102	282,950
Store Capital Corporation	10,889	334,510
Weyerhaeuser Company	29,830	1,159,790
		9,939,174
Utilities: 2.30%
Electric utilities: 1.37%
Constellation Newenergy	4,132	189,989
Exelon Corporation	22,323	950,067
NRG Energy Incorporated	30,931	1,170,429
PPL Corporation	29,887	782,143
The Southern Company	14,093	912,804
		4,005,432
Independent power & renewable electricity producers: 0.37%
AES Corporation	50,271	1,067,253
See accompanying notes to portfolio of investments

Allspring Disciplined Large Cap Portfolio  |  7

Portfolio of investments—February 28, 2022 (unaudited)

		Shares	Value
Multi-utilities: 0.56%
DTE Energy Company		8,321	$ 1,011,750
Sempra Energy		4,315	622,309
			1,634,059
Total Common stocks (Cost $185,932,533)			285,140,512
Total investments in securities (Cost $185,932,533)	97.80%		285,140,512
Other assets and liabilities, net	2.20		6,406,614
Total net assets	100.00%		$291,547,126

†	Non-income-earning security

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,124,422	$101,073,591	$(106,198,013)	$0	$0	$0	0	$1,136
Securities Lending Cash Investments LLC	202,520	1,834,305	(2,036,825)	0	0	0	0	325#
				$0	$0	$0		$1,461

#	Amount shown represents income before fees and rebates.
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	26	3-18-2022	$5,765,280	$5,678,400	$0	$(86,880)
See accompanying notes to portfolio of investments

8  |  Allspring Disciplined Large Cap Portfolio

Notes to portfolio of investments—February 28, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or

Allspring Disciplined Large Cap Portfolio  |  9

Notes to portfolio of investments—February 28, 2022 (unaudited)

from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$24,031,329	$0	$0	$24,031,329
Consumer discretionary	32,157,756	0	0	32,157,756
Consumer staples	16,995,833	0	0	16,995,833
Energy	9,834,513	0	0	9,834,513
Financials	34,531,620	0	0	34,531,620
Health care	38,812,816	0	0	38,812,816
Industrials	24,685,933	0	0	24,685,933
Information technology	80,589,710	0	0	80,589,710
Materials	6,855,084	0	0	6,855,084
Real estate	9,939,174	0	0	9,939,174
Utilities	6,706,744	0	0	6,706,744
Total assets	$285,140,512	$0	$0	$285,140,512
Liabilities
Futures contracts	$86,880	$0	$0	$86,880
Total liabilities	$86,880	$0	$0	$86,880
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of February 28, 2022, $566,978 was segregated as cash collateral for open futures contracts.
For the nine months ended February 28, 2022, the Portfolio did not have any transfers into/out of Level 3.

10  |  Allspring Disciplined Large Cap Portfolio